Exploration and evaluation assets (Narrative) (Details) - Mali Exploration [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Statements [Line Items]
Licenses term	2023
Recoverable amount	$ 0
Impairment loss	$ 1,600